Other payables and accrued expenses	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Other payables and accrued expenses
12.	Other payables and accrued expenses
Other payable and accrued expenses consist of the following:

	As of
	December 31, 2024	December 31, 2025
	RMB	RMB
Other tax payables	9,403	12,998
Other payable to suppliers	16,048	11,317
Accrued marketing expense	4,373	3,226
Professional fees	2,348	4,982
Advances from the insured	2,503	3,032
Interest payable	180	166
Deposits	230	136
Payables for acquisition (1)	6,768	—
Withholding social security costs and housing benefits	305	5,673
Advances from share repurchase of an equity investee	1,500	—
Others	775	435

	44,434	41,965

(1)	The amount as of December 31, 2024 represented the unconditional payables to the existing shareholders of Global Care due within 1 year related to the acquisition disclosed in note 4.